Income Taxes (Operating Loss and Tax Credit Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 506,650
Tax credit carryforwards	37,096
Fiscal Year Ending March 31, 2019 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	2,295
Tax credit carryforwards	800
Fiscal Year Ending March 31, 2020 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	34,413
Tax credit carryforwards	206
Fiscal Year Ending March 31, 2021 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	11,698
Tax credit carryforwards	200
Fiscal Year Ending March 31, 2022 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	24,112
Tax credit carryforwards	106
Fiscal Year Ending March 31, 2023 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	66,993
Tax credit carryforwards	106
Fiscal Year Ending March 31, 2024 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	104,892
Tax credit carryforwards	116
Fiscal Year Ending March 31, 2025 and Thereafter [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	242,696
Tax credit carryforwards	31,758
No Definite Expiration Date [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	19,551
Tax credit carryforwards	¥ 3,804